Stock Option Plan (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Stock Option Plan [Line Items]
Exchange ratio per share (in Dollars per share)		$ 0.346
Exercisable after the expiration		5 years
Options granted vest period		4 years
Total fair value of options vested (in Dollars)		$ 0.2	$ 0.1
Unrecognized stock-based compensation expense (in Dollars)		$ 2.7
Weighted-average period	3 years	6 years 11 months 8 days
Stock options issuing		6,363
Exchange ratio	3459		3459
Common stock		6,363
Options [Member]
Stock Option Plan [Line Items]
Weighted-average period		3 years 10 months 24 days
2010 Equity Incentive Plan [Member]
Stock Option Plan [Line Items]
Issuance to employees		26,666
Number of reserved shares		61,819
Percentage of total combined voting power		10.00%
Percentage of fair market value		110.00%
2025 Incentive Plan [Member]
Stock Option Plan [Line Items]
Available for grant		100,386